Taxes (Details) - Schedule of taxes payable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 367	$ 434
VAT payable	280	320
Other tax payable	411	449
Total	$ 1,058	$ 1,203